SERIES A, SERIES B AND SERIES C CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
SERIES A, SERIES B AND SERIES C CONVERTIBLE PREFERRED SHARES
11	SERIES A, SERIES B AND SERIES C CONVERTIBLE PREFERRED SHARES

Pursuant to the Series A Preferred Share Subscription Agreement dated November 7, 2006, the Company issued 15,724,432 Series A convertible preferred shares (“Series A Preferred Shares”) to WP RE (Cayman) International Ltd. for US$10,000 (RMB78,697) in aggregate or US$0.64 (RMB5.00) per share (“the Series A issue price”), exclusive of issuance costs of RMB403.

The Series A Preferred Shares are not redeemable at the option of the holders or the Company. The Company has determined that there was no embedded beneficial conversion feature attributable to the Series A Preferred Shares at the issuance date since the initial conversion price of the Series A Preferred Shares of US$0.64 (RMB5.00) per share was greater than the estimated fair value of the Company’s ordinary shares of US$0.38 (RMB3.02) per share as of November 7, 2006.

Pursuant to the Series B Preferred Share Subscription Agreement dated May 22, 2007, the Company issued 7,862,216 Series B Preferred Shares to three parties, namely He Boquan, Fortune News International Limited, which is a company owned by Zheng Nanyan, and WP RE (Cayman) International Ltd., at a price of US$1.91 (RMB14.64) per share (“the Series B issue price”) for a cash consideration of US$11,154 (equivalent to RMB85,660) and the exchange of shareholder borrowings of HK$30,000 (equivalent to RMB29,443) from He Boquan, exclusive of issuance costs of RMB360.

The Series B Preferred Shares are not redeemable at the option of the holders. If the Company elects to redeem the Series B Preferred Shares (“Series B Preferred Shares”), the redemption price will be determined by mutual agreement among the Company and the holders of Series B Preferred Shares. The Company has determined that there was no embedded beneficial conversion feature attributable to the Series B Preferred Shares at the issuance date since the initial conversion price of the Series B Preferred Shares of US$1.91 (RMB14.64) per share was negotiated and agreed between the Company and the three parties on an arm’s length basis and was greater than the estimated fair value of the Company’s ordinary shares of US$1.41 (RMB10.79) per share.

Pursuant to the Series C Preferred Share Subscription Agreement dated October 1, 2008, the Company issued 16,564,144 Series C convertible preferred shares (“Series C Preferred Shares”) to Happy Travel Limited, a third party investor on October 10, 2008, and 4,969,243 Series C Preferred Shares to WP RE (Cayman) International Ltd. at a price of US$3.02 (RMB20.62) per share (“the Series C issue price”) for a total consideration of US$65,000 (RMB443,768), exclusive of issuance costs of RMB7,340.

The Series C Preferred Shares are not redeemable at the option of the holders or the Company. The Company has determined that there was no embedded beneficial conversion feature attributable to the Series C Preferred Shares at the issuance date since the initial conversion price of the Series C Preferred Shares of US$3.02 (RMB20.62) per share was greater than the estimated fair value of the Company’s ordinary shares of US$1.88 (RMB12.86) per share as of October 10, 2008.

Because the Company’s IPO in November 2009 was not a Qualified IPO (A Qualified IPO is defined as an IPO of the Company’s shares on a recognized stock exchange with minimum market capitalization as stated in the related Preferred Share Subscription Agreements), the Company’s five ordinary shareholders and holders of Series B Preferred Shares transferred a total of 234,779 ordinary shares and 922,758 Series B Preferred Shares to the holders of Series C Preferred Shares for nominal consideration in 2009.

The share transfer was accounted for as an inducement to the conversion of the Series C Preferred Shares. The excess of the fair value of the shares being transferred over the nominal consideration paid by the holders of Series C Preferred Shares of RMB28,993 was credited to additional paid-in capital as capital contributions from the Company’s shareholders, with a corresponding amount recorded as deemed dividends to the holders of Series C Preferred Shares. The deemed dividends are reflected as a charge to additional paid-in capital.